Short-Term Borrowings - Additional Information (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Uncommitted demand facilities	$ 1,100,000,000
Amount of drawn facility	0
Outstanding letters of credit	441,000,000		$ 364,000,000
Cenovus Energy Inc. [Member]
Disclosure of detailed information about borrowings [line items]
Amount of drawn facility	121,000,000	$ 95,000,000
WRB [Member]
Disclosure of detailed information about borrowings [line items]
Uncommitted demand facilities		55,000,000
Amount of drawn facility		190,000,000
Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Uncommitted demand facilities	1,600,000,000
Amount of undrawn facilities for general purposes	$ 600,000,000
Top of Range [Member] | WRB [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing facilities		300,000,000
Top of Range [Member] | WRB [Member] | Cenovus Energy Inc. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing facilities		$ 150,000,000